DERIVATIVES (Aggregated Notional Amounts by Currency and Designation) (Details) - Forward Contracts Buy/(Sell) [Member] $ in Millions	Oct. 31, 2018 USD ($)
Designated as Hedging Instrument [Member] | Long [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 25
Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	74
Euro [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	14
Euro [Member] | Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	95
British Pound [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	0
British Pound [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	28
Singapore Dollar [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	15
Singapore Dollar [Member] | Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	1
Malaysian Ringgit [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	79
Malaysian Ringgit [Member] | Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	1
Japanese Yen [Member] | Designated as Hedging Instrument [Member] | Short [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	86
Japanese Yen [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	1
Other [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Cash Flow Hedges [Member]
Derivative [Line Items]
Derivative, Notional Amount	3
Other [Member] | Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 6